Organization (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of variable interest entities

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:

BORQS International	July 27, 2007	Cayman	100%	Holding company
BORQS Hong Kong Limited ("Borqs HK")	July 19, 2007	Hong Kong	100%	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. ("Borqs Beijing") (1)	September 4, 2007	PRC	100%	Provision of software and service solutions and hardware products sales
BORQS Software Solutions Private Limited ("Borqs India")	July 17, 2009	India	100%	Provision of software and service solutions

VIE (discontinued):

Beijing Big Cloud Network Technology Co., Ltd. ("Big Cloud Network") (1) / (2)	April 18, 2014	PRC	Nil	Holding company

Subsidiaries of the VIE:

Yuantel (Beijing) Investment Management Co., Ltd. ("Yuantel") (2) / (3) / (4)	July 11, 2014	PRC	45%	Holding company
Yuantel (Beijing) Telecommunications Technology Co., Ltd. ("Yuantel Telecom") (2) / (3) / (4)	July 11, 2014	PRC	45%	Provision of MVNO and other services

(1)	Collectively, the "PRC Subsidiaries".

(2)	Collectively, the "Consolidated VIEs".

(3)	On July 11, 2014, Borqs International through Big Cloud Network acquired the controlling interest in Yuantel and its subsidiary.

(4)	We are in the process of selling Yuantel Telecom. In the process of this sales, the Group owned 45% of Yuantel (Beijing) Investment Management which owned 100% of Yuantel Telecom and therefore we effectively owned 45% of Yuantel Telecom as of December 31, 2019.

Schedule of wholly owned consolidated VIEs and the subsidiaries
	As of December 31,
	2018	2019
	$	$

Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents	336	1,528
Restricted cash	708	768
Accounts receivable	97	1,614
Receivable from MVNO franchisees	377	374
Inventories	154	210
Prepaid expenses and other current assets	883	1,503

Current assets held for sale	2,555	5,997

Property and equipment, net	637	719
Intangible assets, net	7,175	7,786
Goodwill	701	689
Deferred tax assets	-	-
Other non-current assets	1,908	1,111

Non-current assets held for sale	10,421	10,305

Total assets of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	12,976	16,302

Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable	1,739	6,317
Accrued expenses and other payables	4,055	9,715
Amounts due to continuing operations	9,354	933
Advances from customers	50	4,018
Deferred revenues	3,491	-
Short-term bank borrowings	36	-

Current liabilities held for sale	18,725	20,983

Deferred tax liabilities	1,779	1,750

Non-current liabilities held for sale	1,779	1,750

Total liabilities of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	20,504	22,733

	For the years ended December 31,
	2017	2018	2019
	$	$	$

Net revenues	32,074	27,359	39,836
Cost of revenues	(23,647)	(18,587)	(24,748)

Total gross profit	8,427	8,772	15,088

Operating expenses:
Sales and marketing expenses	(4,979)	(5,067)	(13,213)
General and administrative expenses	(2,702)	(3,691)	(4,907)
Research and development expenses	(249)	(1,320)	(1,147)
Asset impairment loss	-	-

Total operating expenses	(7,930)	(10,078)	(19,267)

Other operating income	-	-	-

Operating (loss) income	497	(1,306)	(4,179)

Interest income (expense), net	(35)	10	28
Other (expense) income, net	(54)	(4)	-

(Loss) income from discontinued operation, before income taxes	408	(1,300)	(4,151)

Income tax benefit (expense)	23	(1,641)	-

(Loss) income from discontinued operations	431	(2,941)	(4,151)

Less: net income (loss) attributable to noncontrolling interest	292	(131)	(1,330)

Net income (loss) attributable to Borqs Technologies, Inc.	139	(2,810)	(2,821)

	For the Years Ended December 31,
	2017	2018	2019
	$	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	431	(2,941)	(4,151)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Impairment of doubtful debt	-	-	2,241
MNVO BU management compensation	-	-	1,497
Provision on prepaid expenses and other current assets	-	2,617	-
Depreciation of property and equipment	232	269	-
Amortization of intangible assets	1,108	975	-
Deferred income tax benefits	(23)	1,641	(29)
Changes in operating assets and liabilities	1,241	(3,972)	(1,321)

Net cash (used in) generated from operating activities	2,989	(1,411)	(1,763)

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(204)	(80)	(92)
Purchases of intangible assets	(77)	(1,011)	(706)
Proceeds from disposal of non-controlling interest	-	-	5,296
Payments to acquiring non-controlling interest	-	-	(1,497)

Net cash used in investing activities	(281)	(1,091)	3,001

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings	-	36	-
Repayments of short-term bank and other borrowings	(765)	-	(36)

Net cash generated from (used in) financing activities	(765)	36	(36)

Effect of foreign exchange rate changes on cash and short-term investment	-	-	50

Net change in cash and cash equivalents and restricted cash	1,943	(2,466)	1,252

Cash and cash equivalents and restricted cash at beginning of year	1,567	3,510	1,044

Cash and cash equivalents and restricted cash at end of year	3,510	1,044	2,296